Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 96.67%
Communication services: 10.71%
Diversified telecommunication services: 1.32%
AT&T Incorporated	258,289	$ 7,203,680
Lumen Technologies Incorporated	35,790	439,859
Verizon Communications Incorporated	149,989	8,294,392
		15,937,931
Entertainment: 2.18%
Activision Blizzard Incorporated	28,013	2,678,323
Electronic Arts Incorporated	10,514	1,408,561
Live Nation Entertainment Incorporated †	5,183	460,561
Netflix Incorporated †	16,013	8,628,605
Take-Two Interactive Software Incorporated †	4,169	769,014
The Walt Disney Company †	65,623	12,405,372
		26,350,436
Interactive media & services: 5.65%
Alphabet Incorporated Class A †	10,897	22,032,753
Alphabet Incorporated Class C †	10,522	21,431,841
Facebook Incorporated Class A †	87,134	22,447,461
Twitter Incorporated †	28,828	2,221,486
		68,133,541
Media: 1.35%
Charter Communications Incorporated Class A †	5,289	3,244,378
Comcast Corporation Class A	165,495	8,724,896
Discovery Incorporated Class A †	5,811	308,157
Discovery Incorporated Class C †	10,692	481,140
DISH Network Corporation Class A †	8,963	282,424
Fox Corporation Class A	12,235	407,548
Fox Corporation Class B	5,607	179,032
Interpublic Group of Companies Incorporated	14,137	369,258
News Corporation Class A	14,171	332,310
News Corporation Class B	4,414	101,169
Omnicom Group Incorporated	7,792	535,544
ViacomCBS Incorporated Class B	20,478	1,320,626
		16,286,482
Wireless telecommunication services: 0.21%
T-Mobile US Incorporated †	21,144	2,536,646
Consumer discretionary: 11.99%
Auto components: 0.15%
Aptiv plc	9,787	1,466,484
BorgWarner Incorporated	8,863	398,835
		1,865,319
Automobiles: 1.87%
Ford Motor Company †	141,634	1,657,118
General Motors Company	45,654	2,343,420
Tesla Motors Incorporated †	27,486	18,566,793
		22,567,331
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Distributors: 0.12%
Genuine Parts Company	5,229	$ 550,875
LKQ Corporation †	10,149	399,769
Pool Corporation	1,456	487,425
		1,438,069
Hotels, restaurants & leisure: 1.67%
Carnival Corporation	28,917	773,530
Chipotle Mexican Grill Incorporated †	1,014	1,462,188
Darden Restaurants Incorporated	4,719	648,060
Domino's Pizza Incorporated	1,428	494,816
Hilton Worldwide Holdings Incorporated	10,056	1,243,726
Las Vegas Sands Corporation	11,905	745,253
Marriott International Incorporated Class A	9,640	1,427,395
McDonald's Corporation	27,007	5,567,223
MGM Resorts International	14,860	561,559
Norwegian Cruise Line Holdings Limited †«	11,441	338,196
Royal Caribbean Cruises Limited	6,749	629,479
Starbucks Corporation	42,542	4,595,812
Wynn Resorts Limited	3,772	496,886
Yum! Brands Incorporated	10,934	1,131,997
		20,116,120
Household durables: 0.40%
D.R. Horton Incorporated	12,019	923,901
Garmin Limited	5,407	670,576
Leggett & Platt Incorporated	4,803	207,826
Lennar Corporation Class A	9,972	827,377
Mohawk Industries Incorporated †	2,168	379,378
Newell Brands Incorporated	13,687	317,128
NVR Incorporated †	127	571,607
PulteGroup Incorporated	9,717	438,334
Whirlpool Corporation	2,267	430,911
		4,767,038
Internet & direct marketing retail: 4.51%
Amazon.com Incorporated †	15,458	47,810,504
Booking Holdings Incorporated †	1,484	3,455,509
eBay Incorporated	23,736	1,339,185
Etsy Incorporated †	4,570	1,006,634
Expedia Group Incorporated	4,927	793,247
		54,405,079
Leisure products: 0.04%
Hasbro Incorporated	4,619	432,846
Multiline retail: 0.48%
Dollar General Corporation	8,880	1,678,231
Dollar Tree Incorporated †	8,525	837,155
Target Corporation	18,151	3,329,619
		5,845,005
Specialty retail: 2.05%
Advance Auto Parts Incorporated	2,459	394,301
AutoZone Incorporated †	840	974,333
Best Buy Company Incorporated	8,353	838,224
See accompanying notes to portfolio of investments

2  |  Wells Fargo Index Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
CarMax Incorporated †	5,947	$ 710,726
L Brands Incorporated	8,467	462,806
Lowe's Companies Incorporated	26,558	4,242,641
O'Reilly Automotive Incorporated †	2,626	1,174,689
Ross Stores Incorporated	12,904	1,505,123
The Gap Incorporated †	7,456	186,027
The Home Depot Incorporated	39,022	10,080,943
The TJX Companies Incorporated	43,518	2,871,753
Tractor Supply Company	4,223	671,288
Ulta Beauty Incorporated †	2,042	658,198
		24,771,052
Textiles, apparel & luxury goods: 0.70%
HanesBrands Incorporated	12,625	223,336
Nike Incorporated Class B	45,482	6,130,064
PVH Corporation	2,577	257,597
Ralph Lauren Corporation	1,748	204,656
Tapestry Incorporated	10,055	423,718
Under Armour Incorporated Class A †	6,834	149,596
Under Armour Incorporated Class C †	7,054	128,383
VF Corporation	11,592	917,275
		8,434,625
Consumer staples: 5.77%
Beverages: 1.38%
Brown-Forman Corporation Class B	6,616	473,573
Constellation Brands Incorporated Class A	6,144	1,315,676
Molson Coors Brewing Company Class B	6,820	303,149
Monster Beverage Corporation †	13,394	1,175,190
PepsiCo Incorporated	50,090	6,471,127
The Coca-Cola Company	140,188	6,867,810
		16,606,525
Food & staples retailing: 1.28%
Costco Wholesale Corporation	15,993	5,293,683
Sysco Corporation	18,462	1,470,129
The Kroger Company	28,066	904,006
Walgreens Boots Alliance Incorporated	26,050	1,248,577
Walmart Incorporated	50,250	6,528,480
		15,444,875
Food products: 0.91%
Archer Daniels Midland Company	20,167	1,141,049
Campbell Soup Company	7,341	333,869
ConAgra Foods Incorporated	17,707	600,799
General Mills Incorporated	22,157	1,218,857
Hormel Foods Corporation	10,176	471,861
Kellogg Company	9,219	532,028
Lamb Weston Holdings Incorporated	5,304	423,100
McCormick & Company Incorporated	9,014	759,700
Mondelez International Incorporated Class A	51,838	2,755,708
The Hershey Company	5,347	778,791
The J.M. Smucker Company	4,135	463,120
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Food products (continued)
The Kraft Heinz Company	23,487	$ 854,457
Tyson Foods Incorporated Class A	10,661	721,430
		11,054,769
Household products: 1.37%
Church & Dwight Company Incorporated	9,005	709,144
Colgate-Palmolive Company	31,069	2,336,389
Kimberly-Clark Corporation	12,329	1,582,181
The Clorox Company	4,569	827,217
The Procter & Gamble Company	89,876	11,102,382
		16,557,313
Personal products: 0.19%
The Estee Lauder Companies Incorporated Class A	8,211	2,347,196
Tobacco: 0.64%
Altria Group Incorporated	67,360	2,936,896
Philip Morris International Incorporated	56,446	4,742,593
		7,679,489
Energy: 2.74%
Energy equipment & services: 0.24%
Baker Hughes Incorporated	24,858	608,524
Halliburton Company	32,042	699,477
NOV Incorporated	14,073	212,502
Schlumberger Limited	50,455	1,408,199
		2,928,702
Oil, gas & consumable fuels: 2.50%
APA Corporation	13,682	269,946
Cabot Oil & Gas Corporation	14,447	267,414
Chevron Corporation	69,775	6,977,500
ConocoPhillips	49,097	2,553,535
Devon Energy Corporation	21,444	461,904
Diamondback Energy Incorporated	5,726	396,697
EOG Resources Incorporated	21,145	1,365,121
Exxon Mobil Corporation	153,256	8,332,529
Hess Corporation	9,906	649,140
HollyFrontier Corporation	5,403	204,666
Kinder Morgan Incorporated	70,566	1,037,320
Marathon Oil Corporation	28,612	317,593
Marathon Petroleum Corporation	23,583	1,288,103
Occidental Petroleum Corporation	30,377	808,332
ONEOK Incorporated	16,108	713,423
Phillips 66	15,832	1,314,848
Pioneer Natural Resources Company	7,329	1,088,870
The Williams Companies Incorporated	43,988	1,004,686
Valero Energy Corporation	14,781	1,137,841
		30,189,468
Financials: 10.86%
Banks: 4.25%
Bank of America Corporation	275,929	9,577,496
Citigroup Incorporated	75,463	4,971,502
See accompanying notes to portfolio of investments

4  |  Wells Fargo Index Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Banks (continued)
Citizens Financial Group Incorporated	15,480	$ 672,451
Comerica Incorporated	5,041	343,292
Fifth Third Bancorp	25,822	895,765
First Republic Bank	6,305	1,038,749
Huntington Bancshares Incorporated	36,873	565,632
JPMorgan Chase & Company	110,485	16,260,077
KeyCorp	35,393	712,815
M&T Bank Corporation	4,650	701,871
People's United Financial Incorporated	15,400	276,276
PNC Financial Services Group Incorporated	15,357	2,585,505
Regions Financial Corporation	34,812	718,172
SVB Financial Group †	1,877	948,561
Truist Financial Corporation	48,864	2,783,293
US Bancorp	49,688	2,484,400
Wells Fargo & Company ♠	149,859	5,420,400
Zions Bancorporation	5,945	316,096
		51,272,353
Capital markets: 2.79%
Ameriprise Financial Incorporated	4,276	946,022
Bank of New York Mellon Corporation	29,549	1,245,786
BlackRock Incorporated	5,141	3,570,425
Cboe Global Markets Incorporated	3,916	387,527
CME Group Incorporated	13,012	2,598,496
Franklin Resources Incorporated	9,876	258,455
Intercontinental Exchange Incorporated	20,344	2,244,147
Invesco Limited	13,652	306,078
MarketAxess Holdings Incorporated	1,376	764,973
Moody's Corporation	5,854	1,609,206
Morgan Stanley	54,392	4,181,113
MSCI Incorporated	3,005	1,245,633
Northern Trust Corporation	7,544	717,661
Raymond James Financial Incorporated	4,417	515,641
S&P Global Incorporated	8,721	2,872,349
State Street Corporation	12,788	930,583
T. Rowe Price Group Incorporated	8,207	1,330,683
The Charles Schwab Corporation	54,068	3,337,077
The Goldman Sachs Group Incorporated	12,471	3,984,235
The NASDAQ Incorporated	4,162	575,563
		33,621,653
Consumer finance: 0.58%
American Express Company	23,640	3,197,546
Capital One Financial Corporation	16,579	1,992,630
Discover Financial Services	11,109	1,045,024
Synchrony Financial	19,679	761,184
		6,996,384
Diversified financial services: 1.40%
Berkshire Hathaway Incorporated Class B †	70,539	16,965,335
Insurance: 1.84%
AFLAC Incorporated	23,679	1,133,987
American International Group Incorporated	31,227	1,372,427
Aon plc Class A	8,286	1,886,805
Arthur J. Gallagher & Company	6,971	835,126
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Insurance (continued)
Assurant Incorporated	2,150	$ 264,923
Chubb Limited	16,360	2,659,809
Cincinnati Financial Corporation	5,424	530,847
Everest Reinsurance Group Limited	1,449	350,383
Globe Life Incorporated	3,490	325,966
Lincoln National Corporation	6,585	374,489
Loews Corporation	8,469	404,903
Marsh & McLennan Companies Incorporated	18,384	2,118,204
MetLife Incorporated	27,727	1,597,075
Principal Financial Group Incorporated	9,261	523,987
Progressive Corporation	21,226	1,824,375
Prudential Financial Incorporated	14,353	1,244,692
The Allstate Corporation	11,021	1,174,839
The Hartford Financial Services Group Incorporated	12,988	658,362
The Travelers Companies Incorporated	9,181	1,335,836
UnumProvident Corporation	7,382	195,475
W.R. Berkley Corporation	5,103	353,791
Willis Towers Watson plc	4,672	1,030,830
		22,197,131
Health care: 12.68%
Biotechnology: 1.77%
AbbVie Incorporated	63,991	6,894,390
Alexion Pharmaceuticals Incorporated †	7,932	1,211,613
Amgen Incorporated	21,101	4,746,037
Biogen Incorporated †	5,578	1,522,125
Gilead Sciences Incorporated	45,435	2,789,709
Incyte Corporation †	6,747	530,719
Regeneron Pharmaceuticals Incorporated †	3,801	1,712,617
Vertex Pharmaceuticals Incorporated †	9,425	2,003,284
		21,410,494
Health care equipment & supplies: 3.64%
Abbott Laboratories	64,241	7,694,787
ABIOMED Incorporated †	1,638	531,613
Align Technology Incorporated †	2,601	1,475,053
Baxter International Incorporated	18,515	1,438,430
Becton Dickinson & Company	10,512	2,534,969
Boston Scientific Corporation †	51,901	2,012,721
Danaher Corporation	22,916	5,033,958
Dentsply Sirona Incorporated	7,922	420,421
DexCom Incorporated †	3,481	1,384,672
Edwards Lifesciences Corporation †	22,590	1,877,229
Hologic Incorporated †	9,316	671,590
IDEXX Laboratories Incorporated †	3,092	1,608,366
Intuitive Surgical Incorporated †	4,261	3,139,505
Medtronic plc	48,788	5,706,732
ResMed Incorporated	5,253	1,012,673
STERIS plc	3,093	540,656
Stryker Corporation	11,850	2,875,877
Teleflex Incorporated	1,688	672,027
The Cooper Companies Incorporated	1,778	686,539
Varian Medical Systems Incorporated †	3,311	580,319
See accompanying notes to portfolio of investments

6  |  Wells Fargo Index Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
West Pharmaceutical Services Incorporated	2,680	$ 752,142
Zimmer Biomet Holdings Incorporated	7,513	1,225,070
		43,875,349
Health care providers & services: 2.43%
AmerisourceBergen Corporation	5,330	539,503
Anthem Incorporated	9,015	2,733,258
Cardinal Health Incorporated	10,635	547,915
Centene Corporation †	21,015	1,230,218
Cigna Corporation	13,094	2,748,431
CVS Health Corporation	47,443	3,232,292
DaVita HealthCare Partners Incorporated †	2,679	273,606
HCA Healthcare Incorporated	9,566	1,645,639
Henry Schein Incorporated †	5,175	320,074
Humana Incorporated	4,797	1,821,181
Laboratory Corporation of America Holdings †	3,530	846,882
McKesson Corporation	5,820	986,606
Quest Diagnostics Incorporated	4,885	564,657
UnitedHealth Group Incorporated	34,391	11,425,378
Universal Health Services Incorporated Class B	2,817	353,055
		29,268,695
Health care technology: 0.06%
Cerner Corporation	11,113	768,353
Life sciences tools & services: 1.16%
Agilent Technologies Incorporated	11,091	1,353,878
Bio-Rad Laboratories Incorporated Class A †	780	455,910
Illumina Incorporated †	5,292	2,325,358
IQVIA Holdings Incorporated †	6,949	1,339,698
Mettler-Toledo International Incorporated †	862	962,035
PerkinElmer Incorporated	4,059	511,799
Thermo Fisher Scientific Incorporated	14,366	6,465,849
Waters Corporation †	2,249	615,956
		14,030,483
Pharmaceuticals: 3.62%
Bristol-Myers Squibb Company	81,907	5,023,356
Catalent Incorporated †	5,970	678,849
Eli Lilly & Company	28,778	5,896,324
Johnson & Johnson	95,419	15,120,095
Merck & Company Incorporated	91,704	6,659,544
Perrigo Company plc	4,947	199,661
Pfizer Incorporated	201,469	6,747,197
Viatris Incorporated †	43,729	649,376
Zoetis Incorporated	17,227	2,674,319
		43,648,721
Industrials: 8.18%
Aerospace & defense: 1.50%
General Dynamics Corporation	8,425	1,377,235
Howmet Aerospace Incorporated	14,145	397,616
Huntington Ingalls Industries Incorporated	1,468	258,236
L3Harris Technologies Incorporated	7,616	1,385,427
Lockheed Martin Corporation	8,924	2,947,151
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Northrop Grumman Corporation	5,620	$ 1,639,129
Raytheon Technologies Corporation	55,047	3,962,834
Teledyne Technologies Incorporated †	1,337	496,027
Textron Incorporated	8,296	417,621
The Boeing Company	19,234	4,077,800
TransDigm Group Incorporated	1,973	1,137,770
		18,096,846
Air freight & logistics: 0.61%
C.H. Robinson Worldwide Incorporated	4,927	447,618
Expeditors International of Washington Incorporated	6,135	563,438
FedEx Corporation	8,756	2,228,402
United Parcel Service Incorporated Class B	25,924	4,091,585
		7,331,043
Airlines: 0.30%
Alaska Air Group Incorporated	4,482	291,420
American Airlines Group Incorporated	22,138	463,570
Delta Air Lines Incorporated	23,115	1,108,133
Southwest Airlines Company	21,395	1,243,691
United Airlines Holdings Incorporated †	10,608	558,829
		3,665,643
Building products: 0.45%
A.O. Smith Corporation	4,909	291,447
Allegion plc	3,336	362,890
Carrier Global Corporation	29,529	1,078,694
Fortune Brands Home & Security Incorporated	5,036	418,693
Johnson Controls International plc	26,239	1,463,874
Masco Corporation	9,485	504,792
Trane Technologies plc	8,704	1,333,801
		5,454,191
Commercial services & supplies: 0.36%
Cintas Corporation	3,185	1,033,023
Copart Incorporated †	7,532	822,193
Republic Services Incorporated	7,625	679,311
Rollins Incorporated	8,019	265,990
Waste Management Incorporated	14,092	1,562,662
		4,363,179
Construction & engineering: 0.08%
Jacobs Engineering Group Incorporated	4,698	540,646
Quanta Services Incorporated	5,033	422,017
		962,663
Electrical equipment: 0.48%
AMETEK Incorporated	8,339	983,752
Eaton Corporation plc	14,448	1,880,985
Emerson Electric Company	21,677	1,862,054
Rockwell Automation Incorporated	4,211	1,024,452
		5,751,243
Industrial conglomerates: 1.18%
3M Company	20,907	3,659,979
See accompanying notes to portfolio of investments

8  |  Wells Fargo Index Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Industrial conglomerates (continued)
General Electric Company	317,510	$ 3,981,575
Honeywell International Incorporated	25,433	5,146,368
Roper Technologies Incorporated	3,801	1,435,334
		14,223,256
Machinery: 1.72%
Caterpillar Incorporated	19,691	4,250,893
Cummins Incorporated	5,365	1,358,418
Deere & Company	11,359	3,965,654
Dover Corporation	5,223	643,787
Flowserve Corporation	4,722	174,714
Fortive Corporation	12,222	804,452
IDEX Corporation	2,744	535,546
Illinois Tool Works Incorporated	10,440	2,110,759
Ingersoll Rand Incorporated †	13,473	624,339
Otis Worldwide Corporation	14,759	940,296
PACCAR Incorporated	12,557	1,142,561
Parker-Hannifin Corporation	4,668	1,339,529
Pentair plc	6,029	337,202
Snap-on Incorporated	1,965	399,111
Stanley Black & Decker Incorporated	5,807	1,015,296
Wabtec Corporation	6,485	469,709
Xylem Incorporated	6,533	650,425
		20,762,691
Professional services: 0.33%
Equifax Incorporated	4,409	713,729
IHS Markit Limited	13,509	1,217,971
Leidos Holdings Incorporated	4,849	428,894
Nielsen Holdings plc	12,940	289,985
Robert Half International Incorporated	4,131	321,350
Verisk Analytics Incorporated	5,893	965,568
		3,937,497
Road & rail: 0.98%
CSX Corporation	27,720	2,537,766
J.B. Hunt Transport Services Incorporated	3,026	444,429
Kansas City Southern	3,393	720,470
Norfolk Southern Corporation	9,206	2,320,464
Old Dominion Freight Line Incorporated	3,487	748,903
Union Pacific Corporation	24,425	5,030,573
		11,802,605
Trading companies & distributors: 0.19%
Fastenal Company	20,809	964,913
United Rentals Incorporated †	2,615	777,649
W.W. Grainger Incorporated	1,634	609,008
		2,351,570
Information technology: 26.42%
Communications equipment: 0.76%
Arista Networks Incorporated †	1,975	552,684
Cisco Systems Incorporated	153,158	6,872,199
F5 Networks Incorporated †	2,233	424,225
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Communications equipment (continued)
Juniper Networks Incorporated	11,952	$ 278,243
Motorola Solutions Incorporated	6,145	1,078,325
		9,205,676
Electronic equipment, instruments & components: 0.67%
Amphenol Corporation Class A	10,843	1,362,748
CDW Corporation of Delaware	5,183	813,161
Corning Incorporated	27,692	1,058,942
FLIR Systems Incorporated	4,753	253,810
IPG Photonics Corporation †	1,294	294,191
Keysight Technologies Incorporated †	6,716	950,448
TE Connectivity Limited	11,988	1,558,800
Trimble Incorporated †	9,068	672,302
Vontier Corporation †	6,107	191,760
Zebra Technologies Corporation Class A †	1,932	964,899
		8,121,061
IT services: 5.15%
Accenture plc Class A	22,964	5,761,668
Akamai Technologies Incorporated †	5,901	557,645
Automatic Data Processing Incorporated	15,543	2,704,793
Broadridge Financial Solutions Incorporated	4,191	597,176
Cognizant Technology Solutions Corporation Class A	19,379	1,423,969
DXC Technology Company	9,221	232,554
Fidelity National Information Services Incorporated	22,491	3,103,758
Fiserv Incorporated †	20,842	2,404,542
FleetCor Technologies Incorporated †	3,023	838,308
Gartner Incorporated †	3,236	579,373
Global Payments Incorporated	10,850	2,148,192
International Business Machines Corporation	32,297	3,841,082
Jack Henry & Associates Incorporated	2,766	410,585
MasterCard Incorporated Class A	31,887	11,283,215
Paychex Incorporated	11,597	1,056,139
PayPal Holdings Incorporated †	42,469	11,035,570
The Western Union Company	14,901	346,001
VeriSign Incorporated †	3,640	706,269
Visa Incorporated Class A	61,461	13,053,702
		62,084,541
Semiconductors & semiconductor equipment: 5.39%
Advanced Micro Devices Incorporated †	43,593	3,684,044
Analog Devices Incorporated	13,392	2,086,741
Applied Materials Incorporated	33,103	3,912,444
Broadcom Incorporated	14,662	6,889,234
Enphase Energy Incorporated †	4,579	806,179
Intel Corporation	148,536	9,028,018
KLA Corporation	5,599	1,742,577
Lam Research Corporation	5,220	2,960,732
Maxim Integrated Products Incorporated	9,689	902,724
Microchip Technology Incorporated	9,438	1,440,522
Micron Technology Incorporated †	40,350	3,693,236
Monolithic Power Systems Incorporated	1,537	575,637
NVIDIA Corporation	22,436	12,307,941
Qorvo Incorporated †	4,134	722,334
QUALCOMM Incorporated	40,994	5,582,973
See accompanying notes to portfolio of investments

10  |  Wells Fargo Index Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Skyworks Solutions Incorporated	6,020	$ 1,070,476
Teradyne Incorporated	6,019	774,104
Texas Instruments Incorporated	33,272	5,731,767
Xilinx Incorporated	8,885	1,157,716
		65,069,399
Software: 8.29%
Adobe Incorporated †	17,388	7,992,742
ANSYS Incorporated †	3,113	1,061,502
Autodesk Incorporated †	7,970	2,199,720
Cadence Design Systems Incorporated †	10,110	1,426,420
Citrix Systems Incorporated	4,463	596,168
Fortinet Incorporated †	4,884	824,663
Intuit Incorporated	9,523	3,715,303
Microsoft Corporation	274,037	63,680,718
NortonLifeLock Incorporated	21,453	418,548
Oracle Corporation	68,753	4,435,256
Paycom Software Incorporated †	1,776	664,650
Salesforce.com Incorporated †	33,165	7,180,223
ServiceNow Incorporated †	7,072	3,772,629
Synopsys Incorporated †	5,532	1,356,502
Tyler Technologies Incorporated †	1,462	677,520
		100,002,564
Technology hardware, storage & peripherals: 6.16%
Apple Incorporated	579,272	70,242,523
Hewlett Packard Enterprise Company	46,649	679,209
HP Incorporated	49,784	1,442,242
NetApp Incorporated	8,097	506,872
Seagate Technology plc	8,102	593,309
Western Digital Corporation	11,028	755,749
Xerox Holdings Corporation	6,040	153,899
		74,373,803
Materials: 2.54%
Chemicals: 1.75%
Air Products & Chemicals Incorporated	8,011	2,047,772
Albemarle Corporation	4,181	657,295
Celanese Corporation Series A	4,237	588,562
CF Industries Holdings Incorporated	7,754	351,101
Corteva Incorporated	27,004	1,219,231
Dow Incorporated	26,886	1,594,609
DuPont de Nemours Incorporated	19,444	1,367,302
Eastman Chemical Company	4,910	536,467
Ecolab Incorporated	9,001	1,884,449
FMC Corporation	4,703	478,248
International Flavors & Fragrances Incorporated	9,013	1,221,352
Linde plc	19,024	4,646,992
LyondellBasell Industries NV Class A	9,319	960,696
PPG Industries Incorporated	8,561	1,154,194
The Mosaic Company	12,504	367,618
The Sherwin-Williams Company	2,963	2,015,847
		21,091,735
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Construction materials: 0.13%
Martin Marietta Materials Incorporated	2,257	$ 760,316
Vulcan Materials Company	4,803	802,053
		1,562,369
Containers & packaging: 0.33%
Amcor plc	56,851	621,950
Avery Dennison Corporation	3,024	529,835
Ball Corporation	11,856	1,012,384
International Paper Company	14,248	707,413
Packaging Corporation of America	3,437	453,753
Sealed Air Corporation	5,624	235,646
WestRock Company	9,520	414,977
		3,975,958
Metals & mining: 0.33%
Freeport-McMoRan Incorporated †	52,661	1,785,735
Newmont Corporation	29,118	1,583,437
Nucor Corporation	10,944	654,670
		4,023,842
Real estate: 2.35%
Equity REITs: 2.27%
Alexandria Real Estate Equities Incorporated	4,488	716,689
American Tower Corporation	16,101	3,479,909
AvalonBay Communities Incorporated	5,060	889,295
Boston Properties Incorporated	5,134	508,933
Crown Castle International Corporation	15,633	2,434,840
Digital Realty Trust Incorporated	10,155	1,368,183
Duke Realty Corporation	13,482	529,169
Equinix Incorporated	3,230	2,094,138
Equity Residential	12,413	811,934
Essex Property Trust Incorporated	2,363	602,069
Extra Space Storage Incorporated	4,684	588,779
Federal Realty Investment Trust	2,495	252,419
Healthpeak Properties Incorporated	19,513	567,633
Host Hotels & Resorts Incorporated	25,565	424,123
Iron Mountain Incorporated	10,445	363,382
Kimco Realty Corporation	15,676	287,341
Mid-America Apartment Communities Incorporated	4,145	558,456
Prologis Incorporated	26,794	2,654,482
Public Storage Incorporated	5,513	1,289,711
Realty Income Corporation	12,722	766,628
Regency Centers Corporation	5,720	313,342
SBA Communications Corporation	4,027	1,027,409
Simon Property Group Incorporated	11,885	1,342,054
SL Green Realty Corporation	2,630	181,654
UDR Incorporated	10,674	439,449
Ventas Incorporated	13,577	718,223
Vornado Realty Trust	5,685	244,114
Welltower Incorporated	15,126	1,027,055
Weyerhaeuser Company	27,055	916,353
		27,397,766
See accompanying notes to portfolio of investments

12  |  Wells Fargo Index Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Real estate management & development: 0.08%
CBRE Group Incorporated Class A †	12,159	$ 921,287
Utilities: 2.43%
Electric utilities: 1.55%
Alliant Energy Corporation	9,053	417,886
American Electric Power Company Incorporated	17,992	1,346,701
Duke Energy Corporation	26,676	2,283,199
Edison International	13,720	740,743
Entergy Corporation	7,258	630,067
Evergy Incorporated	8,222	440,946
Eversource Energy	12,426	987,618
Exelon Corporation	35,361	1,364,935
FirstEnergy Corporation	19,667	651,764
NextEra Energy Incorporated	71,009	5,217,741
NRG Energy Incorporated	8,852	323,187
Pinnacle West Capital Corporation	4,081	285,384
PPL Corporation	27,867	729,837
The Southern Company	38,285	2,171,525
Xcel Energy Incorporated	19,046	1,115,905
		18,707,438
Gas utilities: 0.03%
Atmos Energy Corporation	4,563	386,075
Independent power & renewable electricity producers: 0.05%
AES Corporation	24,108	640,308
Multi-utilities: 0.72%
Ameren Corporation	8,960	629,619
CenterPoint Energy Incorporated	19,748	383,901
CMS Energy Corporation	10,378	561,554
Consolidated Edison Incorporated	12,400	814,060
Dominion Energy Incorporated	29,570	2,020,222
DTE Energy Company	7,016	825,924
NiSource Incorporated	13,890	300,024
Public Service Enterprise Group Incorporated	18,335	986,973
Sempra Energy	10,456	1,212,687
WEC Energy Group Incorporated	11,433	921,957
		8,656,921
Water utilities: 0.08%
American Water Works Company Incorporated	6,570	932,152
Total Common stocks (Cost $292,373,380)		1,166,606,130

See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.93%
Investment companies: 2.93%
Securities Lending Cash Investments LLC ♠∩∞		0.05%	327,450	$ 327,450
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	35,029,552	35,029,552
Total Short-term investments (Cost $35,357,002)				35,357,002
Total investments in securities (Cost $327,730,382)	99.60%			1,201,963,132
Other assets and liabilities, net	0.40			4,782,046
Total net assets	100.00%			$1,206,745,178

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Common stocks
Financials
Banks
Wells Fargo & Company	$4,100,362	$374,345	$(565,709)	$51,079	$1,460,323	$5,420,400	0.45%	149,859	$80,655
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	0	8,467,425	(8,139,975)	0	0	327,450		327,450	5,022#
Wells Fargo Government Money Market Fund Select Class	30,205,942	126,192,155	(121,368,545)	0	0	35,029,552		35,029,552	9,937
						35,357,002	2.93
				$51,079	$1,460,323	$40,777,402	3.38%		$95,614

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	202	3-19-2021	$38,492,614	$38,472,920	$0	$(19,694)
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or

16  |  Wells Fargo Index Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$129,245,036	$0	$0	$129,245,036
Consumer discretionary	144,642,484	0	0	144,642,484
Consumer staples	69,690,167	0	0	69,690,167
Energy	33,118,170	0	0	33,118,170
Financials	131,052,856	0	0	131,052,856
Health care	153,002,095	0	0	153,002,095
Industrials	98,702,427	0	0	98,702,427
Information technology	318,857,044	0	0	318,857,044
Materials	30,653,904	0	0	30,653,904
Real estate	28,319,053	0	0	28,319,053
Utilities	29,322,894	0	0	29,322,894
Short-term investments
Investment companies	35,357,002	0	0	35,357,002
Total assets	$1,201,963,132	$0	$0	$1,201,963,132
Liabilities
Futures contracts	$19,694	$0	$0	$19,694
Total liabilities	$19,694	$0	$0	$19,694
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Index Portfolio  |  17